Acquisition of subsidiaries - Goodwill (Details)	Oct. 27, 2021 CNY (¥)	Mar. 11, 2021 CNY (¥)	Mar. 11, 2021 SGD ($)	Mar. 11, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred	¥ 694,479,000	¥ 10,257,000
MINISO SG Pte. Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred		10,257,000	$ 2,100,000
Share of fair value of identifiable net liabilities | $				$ 9,383,000
Goodwill (Note 17)		19,640,000
Less: cash and cash equivalents acquired		¥ (1,433)
YGF Investment
Disclosure of detailed information about business combination [line items]
Consideration transferred	1,038,381,000
Cash considerations paid	694,479,000
Add: carrying amount of the Group's previously held equity interest in YGF Investment at the date of acquisition	343,902,000
Less: cash and cash equivalents acquired	(10,996,000)
Net cash outflow	¥ 683,483,000